Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000254728 | 38141W273 | Goldman Sachs Financial Square Government Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000254728 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000254728 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254728 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254728 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254728 | 92338C103 | Veralto Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254728 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254728 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254728 | 235851102 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254728 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254728 | Industrials369604301
Holdings [Line Items]
Percent of Total Investments	86.50%
C000254728 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	13.50%
C000254728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000254728 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000254728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000254728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000254728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000232649 | 38141W273 | Goldman Sachs Financial Square Government Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000232649 | 92338C103 | Veralto Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232649 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232649 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232649 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232649 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000232649 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232649 | 084670108 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232649 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232649 | 68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232649 | Industrials369604301
Holdings [Line Items]
Percent of Total Investments	85.40%
C000232649 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	14.60%
C000232649 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232649 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232649 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000232649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000232649 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000232649 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000232649 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000232649 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%